Average Annual Total Returns - Class T Shares - Janus Henderson Government Money Market Fund - Class T - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	0.24%	0.69%	0.34%	2.08%	Feb. 14, 1995